Condensed Financial Information of Parent Company	12 Months Ended
May 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2012	2013
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	62,994	28,653
Prepaid expense and other current assets	6,598	5,656
Amounts due from related parties	28,644	24,909

Total current assets	98,236	59,218
Long term investment	2,000	3,000
Investments in subsidiaries and VIE	645,675	841,832

Total assets	745,911	904,050

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	3,447	12,051
Amounts due to related parties	2,062	34,747
Dividend payable	50,000	—

Total current liabilities	55,509	46,798

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,555	1,573
Treasury stock	—	(17)
Additional paid-in capital	161,485	164,336
Retained earnings	472,224	608,493
Accumulated other comprehensive income	55,138	82,867

Total equity	690,402	857,252

Total liabilities and equity	745,911	904,050

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$
Operating costs and expenses:
General and administrative	15,413	24,477	32,208

Total operating costs and expenses	15,413	24,477	32,208

Operating loss	(15,413)	(24,477)	(32,208)
Other income (expenses)	—	147	—
Interest income	241	422	49
Equity in earnings of subsidiaries and VIE	116,946	156,596	168,428

Net income	101,774	132,688	136,269

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Net income	$101,774	$132,688	$136,269

Other comprehensive income, net of tax
Foreign currency translation adjustment	23,250	8,576	27,729

Other comprehensive income	23,250	8,576	27,729

Comprehensive income	125,024	141,264	163,998

Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$125,024	$141,264	$163,998

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company Statements of Equity and Comprehensive Income

(In thousands, except share data)

	Common shares		Additional paid-in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income	Total shareholders’ equity
	Unrestricted shares	Amount
		US$	US$	US$	US$	US$	US$

Balance at June 1, 2010	155,379,387	1,518	164,975	—	237,762	23,312	427,567
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	6,574	—	—	—	6,587
Non-vested equity shares vested	—	9	(9)	—	—	—	—
Share based compensation expense	—	—	15,045	—	—	—	15,045
Comprehensive income:
Net income	—	—	—	—	101,774	—	101,774
Foreign currency translation adjustment	—	—	—	—	—	23,250	23,250

Total comprehensive income

Balance at May 31, 2011	158,379,387	1,540	186,585	—	339,536	46,562	574,223

Issuance of ADS shares for the exercises of employee share options	—	2	788	—	—	—	790
Non-vested equity shares vested	—	13	(13)	—	—	—	—
Share based compensation expense	—	—	24,125	—	—	—	24,125
Profit appropriation	—	—	(50,000)	—	—	—	(50,000)
Comprehensive income:
Net income	—	—	—	—	132,688	—	132,688
Foreign currency translation adjustment	—	—	—	—	—	8,576	8,576

Total comprehensive income

Balance at May 31, 2012	158,379,387	1,555	161,485	—	472,224	55,138	690,402

Issuance of ADS shares for the exercises of employee share options	—	7	5,726	—	—	—	5,733
Non-vested equity shares vested	—	11	(11)	—	—	—	—
Share based compensation expense	—	—	27,242	—	—	—	27,242
Dividend declared	—	—	3,010	—	—	—	3,010
Share repurchase	(1,683,400)	—	(33,116)	(17)	—	—	(33,133)
Profit appropriation	—	—	—	—	—	—	—
Comprehensive income:
Net income	—	—	—	—	136,269	—	136,269
Foreign currency translation adjustment	—	—	—	—	—	27,729	27,729

Total comprehensive income

Balance at May 31, 2013	156,695,987	1,573	164,336	(17)	608,493	82,867	857,252

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$
Cash flows from operating activities:
Net income	101,774	132,688	136,269
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(116,946)	(156,596)	(168,428)
Share-based compensation expense	15,045	24,125	27,242
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(31)	(6,412)	(91)
Accrued expenses and other current liabilities	303	3,117	4,015
Amounts due from/to related parties	(1,418)	(1,760)	(4,950)

Net cash provided by (used in) operating activities	(1,273)	(4,838)	(5,943)

Cash flows from investing activities
Long term investment in Dajie.com	—	(2,000)	—
Long term investment in Alo7.com	—	(1,000)	—
Loan to related parties	(3,000)	—	(1,630)
Repayment from related parties	—	16,000	—

Net cash used in investing activities	(3,000)	13,000	(1,630)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	6,432	945	5,733
Loan from related parties	—	—	43,000
Cash paid for shares repurchase	—	—	(28,511)
Cash paid for dividend	—	—	(46,990)

Net cash used in financing activities	6,432	945	(26,768)

Net decrease in cash and cash equivalents	2,159	9,107	(34,341)
Cash and cash equivalents, beginning of year	51,728	53,887	62,994

Cash and cash equivalents, end of year	53,887	62,994	28,653

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

The Company and its subsidiaries and VIE were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY TRANSACTIONS

The following represented related party balances as of May 31, 2012 and 2013:

	May 31,
	2012	2013
	US$	US$
Amount due from related parties:
Beijing Judgment	7,328	7,257
Beijing Hewstone	2,807	2,780
Beijing Decision	4,271	4,232
Winner Park	10	11
Smart Shine	8,510	8,511
Elite Concept Holdings Limited	5,718	—
New Oriental China	—	2,118

	28,644	24,909

Amount due to related parties:
Elite Concept Holdings Limited	—	34,747
New Oriental China	2,062	—

	2,062	34,747

All related party balances were non-interest bearing and unsecured.